NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2013 and 2012 are summarized as follows:

	December 31,
	2013	2012
	(In Thousands)
Land	$4,311	$2,098
Buildings	11,497	7,052
Leasehold improvements	10,762	7,563
Furniture and equipment	12,549	10,867
Construction in process	45	84
	39,164	27,664
Accumulated depreciation and amortization	(18,074)	(16,448)
Premises and equipment, net	$21,090	$11,216

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings (loss) per share is as follows:

	Years Ended December 31,
	2013	2012	2011
	(Dollars In Thousands, Except Per Share Amounts)

Net (loss) income	$(855)	$1,118	$2,417
Weighted average common shares outstanding:
Basic	10,434,191	9,730,797	9,988,322
Effect of dilutive stock options	—	24,895	20,538
Diluted	10,434,191	9,755,692	10,008,860

(Loss) earnings per share:
Basic	$(0.08)	$0.11	$0.24
Diluted	$(0.08)	$0.11	$0.24